JPMorgan Managed Income Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 58.0%
Aerospace & Defense — 0.1%
L3Harris Technologies, Inc. 3.83%, 4/27/2025	6,807	6,700
Automobiles — 2.8%
BMW US Capital LLC (Germany) (SOFRINDX + 0.55%), 5.92%, 4/2/2026 (a) (b)	20,281	20,335
Hyundai Capital America
0.88%, 6/14/2024 (a)	8,485	8,472
3.40%, 6/20/2024 (a)	732	731
1.00%, 9/17/2024 (a)	11,976	11,807
5.80%, 6/26/2025 (a)	7,113	7,116
6.00%, 7/11/2025 (a)	10,300	10,329
6.25%, 11/3/2025 (a)	5,048	5,081
Kia Corp. (South Korea) 2.38%, 2/14/2025 (a)	22,506	21,985
Mercedes-Benz Finance North America LLC (Germany) 4.90%, 1/9/2026 (a)	23,032	22,920
Volkswagen Group of America Finance LLC (Germany)
(SOFR + 0.93%), 6.31%, 9/12/2025 (a) (b)	30,187	30,362
(SOFR + 0.83%), 6.22%, 3/20/2026 (a) (b)	12,344	12,381
		151,519
Banks — 23.9%
Australia & New Zealand Banking Group Ltd. (Australia)
4.83%, 2/3/2025 (a)	13,170	13,109
(SOFR + 0.56%), 5.94%, 3/18/2026 (a) (b)	27,909	27,975
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 5.74%, 6/30/2024 (b)	47,200	47,170
2.75%, 5/28/2025	5,540	5,381
Bank of America Corp. (3-MONTH CME TERM SOFR + 0.90%), 2.02%, 2/13/2026 (b)	5,000	4,870
Bank of Montreal (Canada)
(SOFRINDX + 0.47%), 5.84%, 1/10/2025 (b)	35,526	35,566
(SOFRINDX + 0.95%), 6.32%, 9/25/2025 (b)	14,815	14,911
(SOFRINDX + 1.16%), 6.54%, 12/11/2026 (b)	20,454	20,738
Bank of Nova Scotia (The) (Canada)
5.45%, 6/12/2025	75,841	75,750
(SOFRINDX + 1.09%), 6.47%, 6/12/2025 (b)	11,700	11,786
4.75%, 2/2/2026	18,495	18,292
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	13,749	13,629
5.90%, 7/13/2026 (a)	18,150	18,316
Barclays plc (United Kingdom) 3.65%, 3/16/2025	1,800	1,771
BNP Paribas SA (France) 3.38%, 1/9/2025 (a)	2,321	2,287
BPCE SA (France)
5.03%, 1/15/2025 (a)	88,080	87,783
(SOFR + 0.96%), 6.33%, 9/25/2025 (a) (b)	7,598	7,653
5.20%, 1/18/2027 (a)	4,670	4,656
Canadian Imperial Bank of Commerce (Canada)
3.30%, 4/7/2025	3,846	3,775
5.14%, 4/28/2025	4,950	4,932
Citibank NA (SOFRINDX + 0.59%), 5.93%, 4/30/2026 (b)	10,921	10,935

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Citigroup, Inc.
(SOFR + 1.53%), 3.29%, 3/17/2026 (b)	8,113	7,955
(3-MONTH CME TERM SOFR + 1.51%), 6.81%, 7/1/2026 (b)	13,912	14,046
Citizens Bank NA (SOFR + 1.02%), 5.28%, 1/26/2026 (b) (c)	17,073	16,950
Commonwealth Bank of Australia (Australia)
(SOFR + 0.63%), 6.00%, 1/10/2025 (a) (b)	6,733	6,748
(SOFR + 0.40%), 5.76%, 7/7/2025 (a) (b)	3,188	3,190
Cooperatieve Rabobank UA (Netherlands)
1.38%, 1/10/2025	9,500	9,262
5.00%, 1/13/2025 (c)	12,335	12,298
Credit Agricole SA (France) 5.57%, 2/28/2025 (a)	50,273	50,239
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.33%), 0.86%, 9/30/2025 (a) (b)	2,705	2,661
Federation des Caisses Desjardins du Quebec (Canada) (SOFRINDX + 1.09%), 5.28%, 1/23/2026 (a) (b)	80,896	80,585
HSBC Holdings plc (United Kingdom) (3-MONTH CME TERM SOFR + 1.40%), 2.63%, 11/7/2025 (b)	20,077	19,803
ING Groep NV (Netherlands) (SOFR + 1.64%), 3.87%, 3/28/2026 (b)	21,606	21,285
KeyBank NA (SOFRINDX + 0.32%), 5.71%, 6/14/2024 (b)	52,268	52,268
Lloyds Banking Group plc (United Kingdom)
4.45%, 5/8/2025	8,144	8,057
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (b)	28,136	28,077
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 2/25/2025	3,071	2,996
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (b)	27,190	27,018
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (b)	38,461	38,364
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.72%, 2/20/2026 (b)	10,407	10,398
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.24%), 2.84%, 7/16/2025 (b)	3,241	3,229
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (b)	6,439	6,226
Morgan Stanley Bank NA 5.48%, 7/16/2025	16,850	16,865
National Australia Bank Ltd. (Australia)
4.75%, 12/10/2025	7,125	7,075
(SOFR + 0.65%), 6.03%, 12/10/2025 (a) (b)	18,644	18,705
(SOFR + 0.55%), 5.90%, 1/29/2026 (a) (b)	14,400	14,417
National Bank of Canada (Canada)
5.25%, 1/17/2025	20,274	20,216
(SOFR + 1.01%), 3.75%, 6/9/2025 (b)	19,745	19,738
(SOFRINDX + 0.90%), 6.27%, 3/25/2027 (b)	45,635	45,731
NatWest Markets plc (United Kingdom)
0.80%, 8/12/2024 (a)	11,173	11,067
3.48%, 3/22/2025 (a)	7,370	7,249
(SOFR + 1.45%), 6.84%, 3/22/2025 (a) (b)	4,101	4,134
Royal Bank of Canada (Canada) (SOFRINDX + 0.44%), 5.79%, 1/21/2025 (b)	62,299	62,361
Societe Generale SA (France)
2.63%, 10/16/2024 (a)	10,263	10,141
2.63%, 1/22/2025 (a)	24,330	23,815
4.35%, 6/13/2025 (a)	5,461	5,397
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 1.82%, 11/23/2025 (a) (b)	2,595	2,543

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.46%, 1/13/2026	11,188	11,188
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.44%), 5.82%, 9/16/2024 (a) (b)	25,847	25,872
5.65%, 3/9/2026 (a)	8,335	8,367
Svenska Handelsbanken AB (Sweden) 5.25%, 6/15/2026 (a)	6,666	6,667
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.48%), 5.85%, 10/10/2025 (b)	5,372	5,381
Wells Fargo & Co. (3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (b)	12,626	12,318
Wells Fargo Bank NA
4.81%, 1/15/2026	18,810	18,671
(SOFR + 1.07%), 6.45%, 12/11/2026 (b)	18,598	18,838
Westpac Banking Corp. (Australia) (SOFR + 0.55%), 5.90%, 1/29/2026 (a) (b)	54,137	54,276
		1,283,972
Biotechnology — 0.6%
AbbVie, Inc. 2.60%, 11/21/2024	8,292	8,176
Amgen, Inc. 5.25%, 3/2/2025	23,270	23,214
Gilead Sciences, Inc. 3.50%, 2/1/2025	2,904	2,864
		34,254
Capital Markets — 5.5%
Ameriprise Financial, Inc. 3.00%, 4/2/2025	6,474	6,338
Bank of New York Mellon (The) (SOFR + 0.45%), 5.84%, 3/13/2026 (b)	9,649	9,657
Bank of New York Mellon Corp. (The) (SOFR + 0.62%), 5.98%, 4/25/2025 (b)	3,098	3,108
Goldman Sachs Bank USA
(SOFR + 0.77%), 6.15%, 3/18/2027 (b)	14,228	14,320
(SOFR + 0.75%), 5.41%, 5/21/2027 (b)	17,189	17,137
Goldman Sachs Group, Inc. (The)
3.85%, 7/8/2024	3,134	3,128
(SOFR + 0.51%), 5.89%, 9/10/2024 (b)	30,516	30,528
3.50%, 4/1/2025	3,464	3,404
(SOFR + 1.07%), 6.41%, 8/10/2026 (b)	16,354	16,427
Macquarie Group Ltd. (Australia) 6.21%, 11/22/2024 (a)	44,955	45,063
Morgan Stanley
(SOFR + 0.51%), 5.88%, 1/22/2025 (b)	24,109	24,126
(SOFR + 1.15%), 2.72%, 7/22/2025 (b)	2,793	2,781
(SOFR + 0.56%), 1.16%, 10/21/2025 (b)	4,823	4,736
State Street Corp.
(SOFR + 0.94%), 2.35%, 11/1/2025 (b)	16,495	16,262
(SOFR + 2.60%), 2.90%, 3/30/2026 (b)	18,863	18,419
UBS AG (Switzerland) 3.70%, 2/21/2025	3,680	3,627
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 4.49%, 8/5/2025 (a) (b)	75,273	75,070
		294,131
Chemicals — 0.0% ^
Eastman Chemical Co. 3.80%, 3/15/2025	2,291	2,260
Commercial Services & Supplies — 0.0% ^
Republic Services, Inc. 3.20%, 3/15/2025	1,288	1,266

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction Materials — 0.1%
CRH America, Inc. 3.88%, 5/18/2025 (a)	2,749	2,701
Consumer Finance — 4.4%
AerCap Ireland Capital DAC (Ireland)
1.65%, 10/29/2024	39,891	39,219
Series 3NC1, 1.75%, 10/29/2024	6,280	6,178
American Express Co.
(SOFRINDX + 0.93%), 6.32%, 3/4/2025 (b) (c)	18,844	18,933
3.95%, 8/1/2025	3,497	3,438
American Honda Finance Corp.
(SOFRINDX + 0.78%), 6.13%, 4/23/2025 (b)	3,600	3,612
5.00%, 5/23/2025	31,600	31,459
(SOFR + 0.60%), 5.93%, 8/14/2025 (b)	14,600	14,633
(SOFR + 0.50%), 5.87%, 10/10/2025 (b)	6,648	6,652
Avolon Holdings Funding Ltd. (Ireland) 3.95%, 7/1/2024 (a)	2,746	2,742
Capital One Financial Corp. 4.25%, 4/30/2025	6,111	6,033
Caterpillar Financial Services Corp. (SOFR + 0.45%), 5.81%, 1/6/2025 (b)	3,623	3,628
John Deere Capital Corp.
(SOFR + 0.48%), 5.83%, 10/22/2025 (b)	47,723	47,831
(SOFR + 0.44%), 5.83%, 3/6/2026 (b)	14,300	14,329
Toyota Motor Credit Corp.
3.40%, 4/14/2025	3,508	3,450
(SOFR + 0.35%), 5.68%, 4/14/2025 (b)	33,545	33,558
		235,695
Consumer Staples Distribution & Retail — 0.3%
Dollar General Corp. 4.25%, 9/20/2024	17,186	17,103
Diversified Telecommunication Services — 0.2%
Telstra Corp. Ltd. (Australia) 3.13%, 4/7/2025 (a)	9,049	8,870
Electric Utilities — 3.0%
DTE Electric Co. 3.38%, 3/1/2025 (c)	6,493	6,381
Entergy Louisiana LLC 0.95%, 10/1/2024	17,858	17,580
Evergy, Inc. 2.45%, 9/15/2024	5,963	5,906
Eversource Energy
4.20%, 6/27/2024	15,896	15,878
Series L, 2.90%, 10/1/2024	21,995	21,771
Series H, 3.15%, 1/15/2025	5,352	5,267
Exelon Corp. 3.95%, 6/15/2025	8,660	8,512
Georgia Power Co. (SOFRINDX + 0.75%), 6.10%, 5/8/2025 (b)	21,224	21,302
NextEra Energy Capital Holdings, Inc.
6.05%, 3/1/2025	2,194	2,199
5.75%, 9/1/2025	24,616	24,658
4.95%, 1/29/2026	16,599	16,492
Tucson Electric Power Co. 3.05%, 3/15/2025	3,177	3,116
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	12,379	12,310
		161,372

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — 1.2%
EDP Finance BV (Portugal) 3.63%, 7/15/2024 (a)	29,092	29,008
Fiserv, Inc. 2.75%, 7/1/2024	34,436	34,355
		63,363
Ground Transportation — 0.2%
ERAC USA Finance LLC 3.80%, 11/1/2025 (a)	6,873	6,712
Penske Truck Leasing Co. LP 3.45%, 7/1/2024 (a)	1,347	1,345
		8,057
Health Care Providers & Services — 1.5%
Cardinal Health, Inc.
3.08%, 6/15/2024	3,464	3,460
3.50%, 11/15/2024	18,300	18,097
Cencora, Inc. 3.25%, 3/1/2025	19,939	19,598
Cigna Group (The) 3.50%, 6/15/2024	6,660	6,654
CVS Health Corp. 5.00%, 12/1/2024	3,360	3,346
Elevance Health, Inc.
3.50%, 8/15/2024	12,704	12,650
2.38%, 1/15/2025	15,100	14,802
Humana, Inc. 4.50%, 4/1/2025	3,943	3,913
		82,520
Health Care REITs — 0.5%
Ventas Realty LP
2.65%, 1/15/2025	6,605	6,473
3.50%, 2/1/2025	22,562	22,202
		28,675
Hotels, Restaurants & Leisure — 0.1%
Marriott International, Inc. Series EE, 5.75%, 5/1/2025	2,801	2,802
Insurance — 5.6%
Chubb INA Holdings LLC 3.15%, 3/15/2025	7,085	6,958
Corebridge Global Funding
5.75%, 7/2/2026 (a)	9,329	9,332
(SOFR + 1.30%), 6.67%, 9/25/2026 (a) (b)	17,933	18,157
Equitable Financial Life Global Funding 0.80%, 8/12/2024 (a)	3,254	3,222
F&G Global Funding 0.90%, 9/20/2024 (a)	1,501	1,478
Jackson National Life Global Funding
2.65%, 6/21/2024 (a)	7,776	7,762
(SOFR + 1.15%), 6.53%, 6/28/2024 (a) (b)	39,120	39,145
1.75%, 1/12/2025 (a)	4,980	4,854
5.60%, 4/10/2026 (a)	12,996	12,933
MassMutual Global Funding II (SOFR + 0.98%), 6.35%, 7/10/2026 (a) (b)	35,006	35,341
Metropolitan Life Global Funding I (SOFRINDX + 0.57%), 5.94%, 4/9/2026 (a) (b)	13,962	13,979
New York Life Global Funding (SOFRINDX + 0.58%), 5.94%, 1/16/2026 (a) (b)	35,540	35,634
Pacific Life Global Funding II
(SOFR + 0.60%), 5.98%, 3/27/2026 (a) (b)	26,747	26,770
(SOFRINDX + 1.05%), 6.40%, 7/28/2026 (a) (b)	25,342	25,580

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Principal Life Global Funding II
1.38%, 1/10/2025 (a)	3,583	3,494
(SOFR + 0.90%), 6.22%, 8/28/2025 (a) (b)	30,547	30,746
5.00%, 1/16/2027 (a)	3,712	3,693
Reliance Standard Life Global Funding II
2.75%, 5/7/2025 (a)	18,423	17,926
5.24%, 2/2/2026 (a)	1,933	1,910
		298,914
Machinery — 1.1%
Daimler Truck Finance North America LLC (Germany)
1.63%, 12/13/2024 (a)	6,230	6,099
5.20%, 1/17/2025 (a)	3,225	3,214
Otis Worldwide Corp. 2.06%, 4/5/2025	26,069	25,318
Parker-Hannifin Corp.
2.70%, 6/14/2024	3,934	3,930
3.65%, 6/15/2024	19,282	19,260
3.30%, 11/21/2024	2,615	2,587
		60,408
Media — 0.1%
Omnicom Group, Inc. 3.65%, 11/1/2024	5,226	5,180
Metals & Mining — 0.1%
Newmont Corp. 5.30%, 3/15/2026 (a)	7,839	7,812
Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co. 3.50%, 2/1/2025	6,772	6,677
DTE Energy Co. 4.22%, 11/1/2024 (d)	29,400	29,200
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	3,541	3,536
		39,413
Oil, Gas & Consumable Fuels — 1.9%
Enbridge, Inc. (Canada) 2.50%, 1/15/2025	10,439	10,240
Energy Transfer LP 4.75%, 1/15/2026	2,274	2,245
Enterprise Products Operating LLC 4.60%, 1/11/2027	15,042	14,876
Marathon Petroleum Corp. 3.63%, 9/15/2024	11,656	11,576
MPLX LP 4.88%, 6/1/2025	2,547	2,526
ONEOK, Inc.
2.75%, 9/1/2024	15,643	15,519
3.20%, 3/15/2025	2,750	2,693
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	3,086	3,080
TransCanada PipeLines Ltd. (Canada) 1.00%, 10/12/2024	11,274	11,081
Williams Cos., Inc. (The)
4.55%, 6/24/2024	15,674	15,660
3.90%, 1/15/2025	13,572	13,427
		102,923
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co. (SOFR + 0.49%), 5.82%, 2/20/2026 (b)	8,711	8,748

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — 0.3%
Kimco Realty OP LLC 3.30%, 2/1/2025	15,989	15,748
Semiconductors & Semiconductor Equipment — 0.6%
Microchip Technology, Inc.
0.98%, 9/1/2024	20,325	20,077
4.25%, 9/1/2025	8,820	8,680
NXP BV (China) 2.70%, 5/1/2025	1,654	1,609
		30,366
Software — 0.7%
Oracle Corp.
3.40%, 7/8/2024	2,264	2,259
2.50%, 4/1/2025	29,418	28,659
Roper Technologies, Inc. 2.35%, 9/15/2024	4,923	4,877
		35,795
Specialized REITs — 0.3%
Public Storage Operating Co. (SOFRINDX + 0.60%), 5.96%, 7/25/2025 (b)	17,323	17,370
Specialty Retail — 0.3%
AutoZone, Inc. 3.63%, 4/15/2025	16,567	16,286
Technology Hardware, Storage & Peripherals — 0.8%
Dell International LLC 4.00%, 7/15/2024	16,724	16,690
Hewlett Packard Enterprise Co. 5.90%, 10/1/2024	26,826	26,830
		43,520
Tobacco — 0.6%
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	6,612	6,577
2.79%, 9/6/2024	25,207	25,004
		31,581
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc. 3.50%, 4/15/2025	17,841	17,505
Total Corporate Bonds (Cost $3,113,901)		3,116,829
Asset-Backed Securities — 12.6%
Ally Auto Receivables Trust
Series 2022-1, Class A3, 3.31%, 11/15/2026	1,182	1,167
Series 2024-1, Class A2, 5.32%, 1/15/2027	16,961	16,928
Series 2022-3, Class A3, 5.07%, 4/15/2027	28,240	28,139
Series 2023-A, Class A2, 6.15%, 1/17/2034 (a)	555	555
American Express Credit Account Master Trust
Series 2021-1, Class A, 0.90%, 11/15/2026	10,000	9,788
Series 2022-2, Class A, 3.39%, 5/15/2027	28,844	28,280
Series 2022-3, Class A, 3.75%, 8/15/2027	28,816	28,253
AmeriCredit Automobile Receivables Trust Series 2022-2, Class A3, 4.38%, 4/18/2028	2,779	2,757
Amur Equipment Finance Receivables LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (a)	4,100	4,016
Bank of America Auto Trust Series 2023-2A, Class A2, 5.85%, 8/17/2026 (a)	16,610	16,624
BMW Vehicle Lease Trust Series 2023-2, Class A3, 5.99%, 9/25/2026	17,533	17,621

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
BMW Vehicle Owner Trust Series 2023-A, Class A2A, 5.72%, 4/27/2026	8,298	8,301
BofA Auto Trust Series 2024-1A, Class A2, 5.57%, 12/15/2026 (a)	17,136	17,129
Capital One Prime Auto Receivables Trust
Series 2021-1, Class A3, 0.77%, 9/15/2026	3,514	3,421
Series 2022-2, Class A3, 3.66%, 5/17/2027	4,497	4,421
Chesapeake Funding LLC (Canada) Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	12,181	12,251
Citibank Credit Card Issuance Trust Series 2023-A2, Class A2, 5.98%, 12/8/2027 (e)	11,413	11,452
CNH Equipment Trust
Series 2022-A, Class A3, 2.94%, 7/15/2027	1,510	1,475
Series 2024-A, Class A2, 5.19%, 7/15/2027	9,557	9,522
Series 2022-B, Class A3, 3.89%, 8/16/2027	8,934	8,781
Dell Equipment Finance Trust
Series 2023-1, Class A3, 5.65%, 9/22/2028 (a)	6,595	6,600
Series 2023-3, Class A2, 6.10%, 4/23/2029 (a)	12,048	12,065
Series 2024-1, Class A2, 5.58%, 3/22/2030 (a)	8,539	8,545
DLLAA LLC Series 2023-1A, Class A2, 5.93%, 7/20/2026 (a)	17,927	17,945
Dllad LLC Series 2024-1A, Class A2, 5.50%, 8/20/2027 (a)	3,434	3,432
Enterprise Fleet Financing LLC Series 2023-2, Class A2, 5.56%, 4/22/2030 (a)	3,519	3,513
Enterprise Fleet Funding LLC Series 2021-1, Class A3, 0.70%, 12/21/2026 (a)	287	282
Ford Credit Auto Lease Trust Series 2023-A, Class A2A, 5.19%, 6/15/2025	68	68
Ford Credit Auto Owner Trust
Series 2023-B, Class A2A, 5.57%, 6/15/2026	1,305	1,305
Series 2020-C, Class A4, 0.51%, 8/15/2026	3,605	3,530
GM Financial Automobile Leasing Trust
Series 2023-1, Class A2A, 5.27%, 6/20/2025	1,162	1,161
Series 2024-2, Class A2A, 5.43%, 9/21/2026	17,611	17,604
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A2A, 5.74%, 9/16/2026	7,540	7,542
Series 2022-1, Class A3, 1.26%, 11/16/2026	21,100	20,643
Series 2022-2, Class A3, 3.10%, 2/16/2027	3,505	3,451
Series 2024-1, Class A2A, 5.12%, 2/16/2027	9,128	9,101
Series 2024-2, Class A2A, 5.33%, 3/16/2027	6,328	6,316
Honda Auto Receivables Owner Trust
Series 2023-1, Class A2, 5.22%, 10/21/2025	10,195	10,183
Series 2021-4, Class A3, 0.88%, 1/21/2026	4,898	4,792
Series 2022-2, Class A3, 3.73%, 7/20/2026	11,012	10,876
Series 2024-1, Class A2, 5.36%, 9/15/2026	49,306	49,233
Hpefs Equipment Trust Series 2022-2A, Class A3, 3.76%, 9/20/2029 (a)	1,979	1,966
HPEFS Equipment Trust Series 2023-2A, Class A3, 5.99%, 1/21/2031 (a)	1,650	1,658
Hyundai Auto Lease Securitization Trust Series 2023-A, Class A2A, 5.20%, 4/15/2025 (a)	1,983	1,982
Hyundai Auto Receivables Trust
Series 2021-C, Class A3, 0.74%, 5/15/2026	6,664	6,539
Series 2023-B, Class A2A, 5.77%, 5/15/2026	14,338	14,346
Series 2022-B, Class A3, 3.72%, 11/16/2026	4,996	4,934
Series 2024-A, Class A2A, 5.29%, 4/15/2027	7,505	7,491
John Deere Owner Trust
Series 2023-B, Class A2, 5.59%, 6/15/2026	14,804	14,797
Series 2024-A, Class A2A, 5.19%, 2/16/2027	12,530	12,497

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-C, Class A3, 5.09%, 6/15/2027	8,492	8,457
Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.74%, 1/15/2027	5,690	5,645
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A2, 5.09%, 1/15/2026	2,993	2,991
Nissan Auto Receivables Owner Trust Series 2022-B, Class A2, 4.50%, 8/15/2025	1,740	1,739
Porsche Financial Auto Securitization Trust
Series 2023-2A, Class A2A, 5.88%, 11/23/2026 (a)	8,133	8,142
Series 2023-1A, Class A2, 5.42%, 12/22/2026 (a)	5,720	5,716
Santander Drive Auto Receivables Trust
Series 2023-2, Class A3, 5.21%, 7/15/2027	2,832	2,824
Series 2023-3, Class A3, 5.61%, 10/15/2027	4,091	4,087
SBNA Auto Lease Trust Series 2024-B, Class A2, 5.67%, 11/20/2026 (a)	8,747	8,752
Tesla Auto Lease Trust
Series 2023-A, Class A2, 5.86%, 8/20/2025 (a)	20,432	20,442
Series 2024-A, Class A2A, 5.37%, 6/22/2026 (a)	9,709	9,686
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/2025	1,310	1,295
Series 2023-A, Class A2, 5.05%, 1/15/2026	4,151	4,145
Series 2023-C, Class A2A, 5.60%, 8/17/2026	8,591	8,590
Series 2022-B, Class A3, 2.93%, 9/15/2026	3,645	3,584
Series 2022-C, Class A3, 3.76%, 4/15/2027	11,331	11,156
Verizon Master Trust
Series 2022-7, Class A1A, 5.23%, 11/22/2027	6,667	6,653
Series 2021-2, Class A, 0.99%, 4/20/2028	4,863	4,776
Series 2024-1, Class A1A, 5.00%, 12/20/2028	13,122	13,048
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A2A, 5.50%, 12/21/2026	14,647	14,632
Series 2023-2, Class A2A, 5.72%, 3/22/2027	25,192	25,205
World Omni Auto Receivables Trust Series 2024-A, Class A2A, 5.05%, 4/15/2027	10,922	10,886
Total Asset-Backed Securities (Cost $677,610)		677,729
U.S. Treasury Obligations — 3.2%
U.S. Treasury Notes
4.25%, 1/31/2026	23,400	23,131
4.88%, 4/30/2026	61,900	61,878
4.63%, 11/15/2026	52,500	52,332
4.13%, 2/15/2027	36,900	36,355
Total U.S. Treasury Obligations (Cost $174,767)		173,696
Short-Term Investments — 25.9%
Certificates of Deposits — 8.9%
BNP Paribas SA (France)
5.95%, 9/12/2024	38,348	38,381
5.34%, 10/8/2024	34,253	34,228
5.15%, 12/31/2024	11,089	11,062
Cooperatieve Rabobank UA (Netherlands)
5.95%, 9/12/2024	31,539	31,565
5.39%, 4/8/2025	25,909	25,872

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Certificates of Deposits — continued
Credit Industriel et Commercial (France) , 5.60%, 4/29/2025	22,919	22,937
First Abu Dhabi Bank USA NV (SOFR + 0.27%), 5.60%, 11/7/2024 (b)	25,113	25,121
Mitsubishi UFJ Trust & Banking Corp. (Japan) (SOFR + 0.39%), 5.72%, 4/3/2025 (b)	5,511	5,514
National Australia Bank Ltd. (Australia) (SOFR + 0.52%), 5.85%, 10/16/2024 (b)	10,321	10,334
Nordea Bank Abp (Finland) (SOFR + 0.30%), 5.63%, 3/21/2025 (b)	38,780	38,797
Northern Trust Co. (The) , 5.40%, 9/20/2024	69,319	69,291
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.30%), 5.63%, 3/7/2025 (b)	10,480	10,482
5.38%, 3/19/2025	20,216	20,181
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.72%), 6.05%, 8/7/2024 (b)	4,654	4,659
(SOFR + 0.34%), 5.67%, 3/18/2025 (b)	22,480	22,486
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.23%), 5.56%, 10/31/2024 (b)	6,087	6,088
(SOFR + 0.35%), 5.68%, 1/23/2025 (b)	12,475	12,484
(SOFR + 0.28%), 5.61%, 2/26/2025 (b)	35,199	35,202
5.39%, 3/19/2025	20,310	20,281
Toronto-Dominion Bank (The) (Canada)
6.00%, 9/20/2024	3,418	3,421
5.33%, 3/18/2025	17,611	17,578
Westpac Banking Corp. (Australia) , 5.40%, 4/9/2025	11,328	11,319
Total Certificates of Deposit (Cost $477,331)		477,283
Commercial Paper — 13.9%
ABN AMRO Funding USA LLC (Netherlands) 5.47%, 10/1/2024 (a) (f)	4,934	4,843
American Electric Power Co., Inc. 5.70%, 9/23/2024 (a) (f)	22,216	21,818
Banco Santander SA (Spain) 5.27%, 10/11/2024 (a)	15,000	14,700
Bank of New York Mellon (The) (SOFR + 0.35%), 5.68%, 5/9/2025 (b)	18,823	18,826
BofA Securities, Inc. 5.56%, 5/29/2025	40,354	38,205
Brookfield Corporate Treasury Ltd. (Canada)
5.85%, 6/25/2024 (a) (f)	14,016	13,961
5.90%, 6/28/2024 (a) (f)	29,651	29,520
Citigroup Global Markets, Inc. 6.01%, 9/19/2024 (a) (f)	14,073	13,836
CNH Industrial Capital LLC 5.77%, 11/4/2024 (a)	8,635	8,418
Credit Agricole Corporate and Investment Bank (France) 5.30%, 10/4/2024 (f)	44,229	43,408
Credit Industriel et Commercial (France) 5.17%, 2/6/2025 (a) (f)	14,629	14,071
CRH America Finance, Inc. 6.01%, 6/18/2024 (a)	5,194	5,180
DNB Bank ASA (Norway)
5.14%, 2/7/2025 (a) (f)	39,400	37,952
5.49%, 5/29/2025 (a)	39,367	37,305
Eidp, Inc. 5.72%, 12/13/2024 (a) (f)	7,298	7,082
Enel Finance America LLC (Italy)
5.72%, 11/4/2024 (a)	9,640	9,405
5.73%, 11/18/2024 (a)	12,191	11,867
First Abu Dhabi Bank PJSC (United Arab Emirates)
5.33%, 10/8/2024 (a) (f)	53,234	52,191
5.56%, 2/28/2025 (a) (f)	3,200	3,072

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
General Motors Financial Co. Inc
5.99%, 6/3/2024 (a)	6,926	6,923
5.70%, 11/27/2024 (a)	9,996	9,712
Glencore Funding LLC (Australia)
5.74%, 7/8/2024 (a) (f)	7,416	7,371
5.76%, 8/30/2024 (a)	29,400	28,985
Henkel Corp. (Germany) 5.45%, 10/18/2024 (a) (f)	4,353	4,263
Henkel of America, Inc. (Germany)
5.46%, 9/30/2024 (a)	39,193	38,488
5.47%, 11/26/2024 (a)	9,606	9,353
HSBC USA, Inc.
6.50%, 8/1/2024 (a) (f)	7,857	7,783
6.51%, 9/27/2024 (a) (f)	7,400	7,265
6.25%, 11/27/2024 (a) (f)	24,000	23,342
5.92%, 5/20/2025 (a)	12,473	11,816
L3Harris Technologies, Inc. 6.32%, 8/27/2024 (a) (f)	9,401	9,273
Lloyds Bank plc (United Kingdom) 5.34%, 2/12/2025 (a)	36,157	34,786
LVMH Moet Hennessy Louis Vuitton SE (France)
5.42%, 1/3/2025 (a)	4,931	4,775
5.41%, 1/21/2025 (a) (f)	11,155	10,773
5.38%, 3/17/2025 (a)	8,989	8,613
LVMH Moet Hennessy Louis Vuitton, Inc. (France) 5.88%, 9/17/2024 (a) (f)	18,602	18,302
Macquarie Bank Ltd (Australia) 5.43%, 10/22/2024 (a)	12,898	12,616
Macquarie Bank Ltd. (Australia) 5.77%, 11/20/2024 (a)	6,000	5,844
National Australia Bank Ltd. (Australia) (SOFR + 0.35%), 5.68%, 4/9/2025 (a) (b)	16,402	16,406
NatWest Markets plc (United Kingdom) 5.31%, 10/23/2024 (a)	29,569	28,937
Podium Funding Trust (Canada) (SOFR + 0.26%), 5.59%, 12/6/2024 (b)	15,000	14,999
Skandinaviska Enskilda Banken AB (Sweden) 5.53%, 4/23/2025 (a) (f)	7,908	7,531
Societe Generale SA (France)
5.21%, 2/7/2025 (a) (f)	11,754	11,317
5.54%, 5/29/2025 (a)	13,705	12,980
Telstra Group Ltd. (Australia) 6.14%, 9/6/2024 (a) (f)	7,750	7,631
Westpac Banking Corp. (Australia) (SOFR + 0.55%), 5.88%, 11/1/2024 (a) (b)	2,300	2,304
Total Commercial Paper (Cost $748,440)		748,048
	SHARES (000)
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (g) (h) (Cost $91,038)	91,044	91,062
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (g) (h)	500	500
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (g) (h)	480	480
Total Investment of Cash Collateral from Securities Loaned (Cost $980)		980

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 1.1%
Wells Fargo Securities LLC, 5.78%, dated 5/31/2024, due 9/06/2024, repurchase price $60,944, collateralized by Collateralized Mortgage Obligations, 0.21% - 10.75%, due 7/16/2035 - 1/25/2064, with the value of $66,652. (Cost $60,000)	60,000	60,000
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills, 5.16%, 3/20/2025 (f) (Cost $13,346)	13,900	13,342
Total Short-Term Investments (Cost $1,391,135)		1,390,715
Total Investments — 99.7% (Cost $5,357,413)		5,358,969
Other Assets Less Liabilities — 0.3%		13,558
NET ASSETS — 100.0%		5,372,527

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(c)	The security or a portion of this security is on loan at May 31, 2024. The total value of securities on loan at May 31, 2024 is $951.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(f)	The rate shown is the effective yield as of May 31, 2024.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2024.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$677,729	$—	$677,729
Corporate Bonds	—	3,116,829	—	3,116,829
U.S. Treasury Obligations	—	173,696	—	173,696
Short-Term Investments
Certificates of Deposits	—	477,283	—	477,283
Commercial Paper	—	748,048	—	748,048
Investment Companies	91,062	—	—	91,062
Investment of Cash Collateral from Securities Loaned	980	—	—	980
Repurchase Agreements	—	60,000	—	60,000
U.S. Treasury Obligations	—	13,342	—	13,342
Total Short-Term Investments	92,042	1,298,673	—	1,390,715
Total Investments in Securities	$92,042	$5,266,927	$—	$5,358,969
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (a) (b)	$40,000	$1,726,915	$1,675,769	$(74)	$(10)	$91,062	91,044	$2,105	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	2,000	3,000	4,500	— (c)	— (c)	500	500	12	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	390	8,479	8,389	—	—	480	480	7	—
Total	$42,390	$1,738,394	$1,688,658	$(74)	$(10)	$92,042		$2,124	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.
(c)	Amount rounds to less than one thousand.